UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:         |_|; Amendment Number: __

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SIVIK GLOBAL HEALTHCARE, LLC

Address:  733 Third Avenue, 18th Floor
          New York, New York 10017

13F File Number: 028-10170

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Adam Jaffe
Title:  Chief Financial Officer
Phone:  212-702-2038


Signature, Place and Date of Signing:

 /s/ Adam Jaffe             New York, New York                November 15, 2010
---------------             -------------------              ------------------
  [Signature]                 [City, State]                         [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:   53

Form 13F Information Table Value Total:   136,779
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number              Name


                                                 FORM 13F INFORMATION TABLE




COLUMN 1                        COLUMN  2         COLUMN 3    COLUMN 4    COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                                              VALUE   SHRS OR  SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP      (X$1000) PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE   SHARED  NONE
AETNA INC NEW                   COM               00817Y108   4552    144000   SH            SOLE     NONE      144000   0      0
AGILENT TECHNOLOGIES INC        COM               00846U101   3804    114000   SH            SOLE     NONE      114000   0      0
ALLSCRIPTS HEALTHCARE SOLUTN    COM               01988P108   1385     75000   SH            SOLE     NONE       75000   0      0
AMERIGROUP CORP                 COM               03073T102   2208     52000   SH            SOLE     NONE       52000   0      0
AMERISOURCEBERGEN CORP          COM               03073E105   2637     86000   SH            SOLE     NONE       86000   0      0
AMYLIN PHARMACEUTICALS INC      COM               032346108   2502    120000   SH            SOLE     NONE      120000   0      0
AVANIR PHARMACEUTICALS INC      CL A NEW          05348P401    399    125000   SH            SOLE     NONE      125000   0      0
BAXTER INTL INC                 COM               071813109   2386     50000   SH            SOLE     NONE       50000   0      0
BIOMARIN PHARMACEUTICAL INC     COM               09061G101   3129    140000   SH            SOLE     NONE      140000   0      0
BRISTOL MYERS SQUIBB CO         COM               110122108   2711    100000   SH            SOLE     NONE      100000   0      0
CAREFUSION CORP                 COM               14170T101   2732    110000   SH            SOLE     NONE      110000   0      0
CELGENE CORP                    COM               151020104   1440     25000   SH            SOLE     NONE       25000   0      0
CHINA MED TECHNOLOGIES INC      SPONSORED ADR     169483104   1949    150000   SH            SOLE     NONE      150000   0      0
COMMUNITY HEALTH SYS INC NEW    COM               203668108   4553    147000   SH            SOLE     NONE      147000   0      0
CVS CAREMARK CORPORATION        COM               126650100   1574     50000   SH            SOLE     NONE       50000   0      0
DAVITA INC                      COM               23918K108   3452     50000   SH            SOLE     NONE       50000   0      0
DENDREON CORP                   COM               24823Q107   1030     25000   SH            SOLE     NONE       25000   0      0
ENDO PHARMACEUTICALS HLDGS I    COM               29264F205   1330     40000   SH            SOLE     NONE       40000   0      0
EXPRESS SCRIPTS INC             COM               302182100   2825     58000   SH            SOLE     NONE       58000   0      0
GENZYME CORP                    COM               372917104   3540     50000   SH            SOLE     NONE       50000   0      0
GILEAD SCIENCES INC             COM               375558103   2137     60000   SH            SOLE     NONE       60000   0      0
HEALTH MGMT ASSOC INC NEW       CL A              421933102   3064    400000   SH            SOLE     NONE      400000   0      0
HOSPIRA INC                     COM               441060100   1710     30000   SH            SOLE     NONE       30000   0      0
HUMAN GENOME SCIENCES INC       COM               444903108   3724    125000   SH            SOLE     NONE      125000   0      0
ICON PUB LTD CO                 SPONSORED ADR     45103T107   1189     55000   SH            SOLE     NONE       55000   0      0
INCYTE CORP                     COM               45337C102   1519     95000   SH            SOLE     NONE       95000   0      0
LINCARE HLDGS INC               COM               532791100   1129     45000   SH            SOLE     NONE       45000   0      0
MCKESSON CORP                   COM               58155Q103   4448     72000   SH            SOLE     NONE       72000   0      0
MEDCO HEALTH SOLUTIONS INC      COM               58405U102   1562     30000   SH            SOLE     NONE       30000   0      0
MERCK & CO INC NEW              COM               58933Y105   3681    100000       CALL      SOLE     NONE      100000   0      0
METTLER TOLEDO INTERNATIONAL    COM               592688105   1742     14000   SH            SOLE     NONE       14000   0      0
MOMENTA PHARMACEUTICALS INC     COM               60877T100   1806    120000   SH            SOLE     NONE      120000   0      0
OPTIMER PHARMACEUTICALS INC     COM               68401H104   1146    125000   SH            SOLE     NONE      125000   0      0
PAREXEL INTL CORP               COM               699462107   4626    200000   SH            SOLE     NONE      200000   0      0
PFIZER INC                      COM               717081103   3434    200000   SH            SOLE     NONE      200000   0      0
PFIZER INC                      COM               717081103   4293    250000       CALL      SOLE     NONE      250000   0      0
QUEST DIAGNOSTICS INC           COM               74834L100   1514     30000   SH            SOLE     NONE       30000   0      0
SALIX PHARMACEUTICALS INC       COM               795435106   1192     30000   SH            SOLE     NONE       30000   0      0
ST JUDE MED INC                 COM               790849103   3147     80000   SH            SOLE     NONE       80000   0      0
ST JUDE MED INC                 COM               790849103   3934    100000       CALL      SOLE     NONE      100000   0      0
STRYKER CORP                    COM               863667101   3003     60000   SH            SOLE     NONE       60000   0      0
SYNERON MEDICAL LTD             ORD SHS           M87245102    992    100000   SH            SOLE     NONE      100000   0      0
TEVA PHARMACEUTICAL INDS LTD    ADR               881624209   2268     43000   SH            SOLE     NONE       43000   0      0
THERMO FISHER SCIENTIFIC INC    COM               883556102   3256     68000   SH            SOLE     NONE       68000   0      0
THORATEC CORP                   COM               885175307   1664     45000   SH            SOLE     NONE       45000   0      0
UNITEDHEALTH GROUP INC          COM               91324P102   5021    143000   SH            SOLE     NONE      143000   0      0
UNIVERSAL HLTH SVCS INC         CL B              913903100   4547    117000   SH            SOLE     NONE      117000   0      0
VERTEX PHARMACEUTICALS INC      COM               92532F100   1556     45000   SH            SOLE     NONE       45000   0      0
WALGREEN CO                     COM               931422109   1675     50000   SH            SOLE     NONE       50000   0      0
WATERS CORP                     COM               941848103   3964     56000   SH            SOLE     NONE       56000   0      0
WATSON PHARMACEUTICALS INC      COM               942683103   1692     40000   SH            SOLE     NONE       40000   0      0
WELLPOINT INC                   COM               94973V107   2605     46000   SH            SOLE     NONE       46000   0      0
ZIMMER HLDGS INC                COM               98956P102   3401     65000   SH            SOLE     NONE       65000   0      0


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